Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,536,000
Previously Paid Amount	0.00
Total Fee Amount	488.32
Total Offset Amount	0.00
Net Fee	488.32
Narrative - Max Aggregate Offering Price	$ 3,536,000
Final Prospectus	true